INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net operating loss carryforward	$ 1,137	$ 0
US [Member]
Net operating loss carryforward	$ 5,415
Income tax rate	21.00%
HK [Member]
Net operating loss carryforward	$ 1,022,019	$ 1,038,587
Description of profit tax	profits tax at the two-tiered rates of 8.25% on the first HK$2,000,000 of assessable profits and 16.5% thereafter